DEBT - Schedule of Debt (Details) - USD ($) $ in Millions	Aug. 07, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Total long-term debt, net of current portion, Less current portion	Total long-term debt, net of current portion, Less current portion
Present value of minimum payments		$ 3	$ 0
Total debt		13,658	14,501
Less current portion		433	0
Total long-term debt, net of current portion		13,225	14,501
Decrease to total debt balance	$ 898
Reversal of net unamortized discount	390
Reversal of unamortized deferred financing fees	71
Net unamortized discount on senior and junior subordinated debt	$ 1,360	1,320	401
Unamortized deferred financing costs			74
Face value of debt		$ 14,980	14,980
4.0% Senior Notes due 2026
Debt Instrument [Line Items]
Stated interest rate (in percent)		4.00%
Carrying value of senior debt		$ 347	346
3.70% Senior Notes due 2026
Debt Instrument [Line Items]
Stated interest rate (in percent)		3.70%
Carrying value of senior debt		$ 85	86
2.90% Senior Notes due 2027
Debt Instrument [Line Items]
Stated interest rate (in percent)		2.90%
Carrying value of senior debt		$ 573	582
3.375% Senior Notes due 2028
Debt Instrument [Line Items]
Stated interest rate (in percent)		3.375%
Carrying value of senior debt		$ 487	498
3.70% Senior Notes due 2028
Debt Instrument [Line Items]
Stated interest rate (in percent)		3.70%
Carrying value of senior debt		$ 489	496
4.20% Senior Notes due 2029
Debt Instrument [Line Items]
Stated interest rate (in percent)		4.20%
Carrying value of senior debt		$ 489	496
7.875% Senior Debentures due 2030
Debt Instrument [Line Items]
Stated interest rate (in percent)		7.875%
Carrying value of senior debt		$ 915	829
4.95% Senior Notes due 2031
Debt Instrument [Line Items]
Stated interest rate (in percent)		4.95%
Carrying value of senior debt		$ 1,221	1,232
4.20% Senior Notes due 2032
Debt Instrument [Line Items]
Stated interest rate (in percent)		4.20%
Carrying value of senior debt		$ 921	980
5.50% Senior Debentures due 2033
Debt Instrument [Line Items]
Stated interest rate (in percent)		5.50%
Carrying value of senior debt		$ 417	428
4.85% Senior Debentures due 2034
Debt Instrument [Line Items]
Stated interest rate (in percent)		4.85%
Carrying value of senior debt		$ 76	87
6.875% Senior Debentures due 2036
Debt Instrument [Line Items]
Stated interest rate (in percent)		6.875%
Carrying value of senior debt		$ 1,119	1,072
6.75% Senior Debentures due 2037
Debt Instrument [Line Items]
Stated interest rate (in percent)		6.75%
Carrying value of senior debt		$ 75	76
5.90% Senior Notes due 2040
Debt Instrument [Line Items]
Stated interest rate (in percent)		5.90%
Carrying value of senior debt		$ 272	298
4.50% Senior Debentures due 2042
Debt Instrument [Line Items]
Stated interest rate (in percent)		4.50%
Carrying value of senior debt		$ 34	45
4.85% Senior Notes due 2042
Debt Instrument [Line Items]
Stated interest rate (in percent)		4.85%
Carrying value of senior debt		$ 400	490
4.375% Senior Debentures due 2043
Debt Instrument [Line Items]
Stated interest rate (in percent)		4.375%
Carrying value of senior debt		$ 1,079	1,146
4.875% Senior Debentures due 2043
Debt Instrument [Line Items]
Stated interest rate (in percent)		4.875%
Carrying value of senior debt		$ 14	18
5.85% Senior Debentures due 2043
Debt Instrument [Line Items]
Stated interest rate (in percent)		5.85%
Carrying value of senior debt		$ 1,103	1,235
5.25% Senior Debentures due 2044
Debt Instrument [Line Items]
Stated interest rate (in percent)		5.25%
Carrying value of senior debt		$ 275	345
4.90% Senior Notes due 2044
Debt Instrument [Line Items]
Stated interest rate (in percent)		4.90%
Carrying value of senior debt		$ 432	542
4.60% Senior Notes due 2045
Debt Instrument [Line Items]
Stated interest rate (in percent)		4.60%
Carrying value of senior debt		$ 452	591
4.95% Senior Notes due 2050
Debt Instrument [Line Items]
Stated interest rate (in percent)		4.95%
Carrying value of senior debt		$ 763	950
6.25% Junior Subordinated Debentures due 2057
Debt Instrument [Line Items]
Stated interest rate (in percent)		6.25%
Junior subordinated debentures		$ 628	644
6.375% Junior Subordinated Debentures due 2062
Debt Instrument [Line Items]
Stated interest rate (in percent)		6.375%
Junior subordinated debentures		$ 989	$ 989